Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

5. EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings (loss) per share were as follows for the year ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
Net (loss) income attributable to the Company	$(3,582,332)	$1,691,983	$858,605
Weighted average outstanding ordinary shares-Basic	41,788,437	40,859,626	40,231,159
-dilutive effect of stock options- employees	-	669,317	92,010
-dilutive effect of stock options- nonemployees	-	36,637	10,477
Weighted average outstanding ordinary shares- Diluted	41,788,437	41,565,580	40,333,646
(Loss) earnings per share:
Basic	$(0.09)	$0.04	$0.02
Diluted	$(0.09)	$0.04	$0.02

For the years ended December 31, 2019, 2018, and 2017, 0 shares, 705,954 shares, and 102,487 shares were included in the diluted earnings per share calculation, respectively. These incremental shares were added to denominator for the period that stock options were outstanding due to the average market price of the Company’s stock in the period exceeded the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. The EPS calculation excluded the if-converted shares from the convertible promissory note or exercised shares from detachable warrant associated with the convertible promissory note based on the Company’s recent stock prices, which were significantly below the stated convertible price and among other conversion prices of alternative conversions or exercise price of the warrant. Because the effect would be anti-dilutive, there were 1,781,400 stock options outstanding and warrants for the purchase of 310,000 shares that were not included in the computation of dilutive weighted average shares outstanding for the year ended December 31, 2019. Also, warrants for the purchase of 525,621 shares were not included in the calculations for the years ended December 31, 2018, 2017 as their effect would have been anti-dilutive.